GLOBAL OPPORTUNITIES BOND FUND


               Supplement to the Prospectus dated October 1, 2006


The last sentence of the second paragraph of the section entitled "Principal Investment Strategies" on Page 1 of the Prospectus is replaced in its entirety with the following:


The fund will normally hold a portfolio of debt securities of issuers located in a minimum of six countries.





                   This supplement is dated February 23, 2007.

  You should retain this supplement with your prospectus for future reference.



































811-8611 (Supp A)